Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND CLASS A
Prospectus [Line Items]
Annual Return [Percent]	(94.00%)	7.55%	9.53%	(28.46%)	42.04%	(5.13%)	28.06%	(6.85%)	6.79%	5.66%
SPIRIT OF AMERICA LARGE CAP VALUE FUND CLASS A
Prospectus [Line Items]
Annual Return [Percent]	17.77%	33.29%	25.67%	(17.70%)	29.27%	15.49%	29.54%	(7.87%)	20.22%	8.49%
Spirit of America Municipal Tax Free Bond Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	3.91%	1.71%	4.48%	(8.87%)	0.88%	3.56%	5.06%	0.96%	4.75%	0.64%
Spirit of America Income Fund Class A
Prospectus [Line Items]
Annual Return [Percent]	6.50%	5.37%	6.94%	(12.69%)	4.59%	5.95%	11.64%	(0.87%)	7.51%	4.99%
Spirit of America Utilities Fund Class A Shares
Prospectus [Line Items]
Annual Return [Percent]	14.56%	22.72%